ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2016	2017
	RMB	RMB
VAT and other tax payables	29,995	31,623
Accrued payroll and employee benefits	59,512	88,713
Others	28,360	64,310
Total	117,867	184,646

Others payable mainly related to repurchase of treasury shares, current deferred income under American Depositary Receipt program, accrual for employee reimbursement, rental expenses and other miscellaneous expenses.